TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

26.TRADE AND OTHER PAYABLES

	2021	2020
	£'000	£'000
Trade payables	10,259	548
Accruals and other payables	4,986	271
Short term loans	—	116
Other taxation and social security	—	1
Total trade and other creditors	15,245	936

Within trade payables is £7,194,000 (2020: £nil) for amounts due for mining equipment not yet received.

The directors consider that the carrying value of trade and other payables is equal to their fair value.

Contingent consideration

As part of the acquisition of DPN LLC up to a further 8.6m of shares being payable if certain contractual milestones related to the facility are fulfilled (see note 19).

The amount payable as contingent consideration is payable in shares and as such is revalued as at the balance sheet date and any gain or loss is recognized in profit or loss, which for the year ended 31 December 2021 amounted to £236,000.

If any of the milestones are not achieved then that element of contingent consideration is recognized in profit or loss. The amount derecognized and recorded as a gain during the year ended 31 December 2021 amounted to £352,000.